UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive
         Suite 300
         Armonk, NY  10504

13F File Number:  028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John B. Cooper
Title:     President
Phone:     914-219-3010

Signature, Place, and Date of Signing:

 /s/       John B. Cooper     Armonk, NY     November 04, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $55,348 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        *W EXP 01/19/202 026874156      165    26907 SH       SOLE                    26907        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784     1061    48355 SH       SOLE                    48355        0        0
AMGEN INC                      COM              031162100     4926    89625 SH       SOLE                    89625        0        0
APACHE CORP                    COM              037411105     1705    21250 SH       SOLE                    21250        0        0
BARRICK GOLD CORP              COM              067901108     3480    74600 SH       SOLE                    74600        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     3098   121250 SH       SOLE                   121250        0        0
CONOCOPHILLIPS                 COM              20825c104     3089    48784 SH       SOLE                    48784        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1212    21860 SH       SOLE                    21860        0        0
DOMINION RES INC VA NEW        COM              25746U109      396     7800 SH       SOLE                     7800        0        0
DUKE ENERGY CORP NEW           COM              26441C105     3383   169238 SH       SOLE                   169238        0        0
EL PASO CORP                   COM              28336L109      524    30000 SH       SOLE                    30000        0        0
INTEL CORP                     COM              458140100     2573   120615 SH       SOLE                   120615        0        0
ISHARES INC                    MSCI TAIWAN      464286731      613    51900 SH       SOLE                    51900        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184     1257    40780 SH       SOLE                    40780        0        0
KIMBERLY CLARK CORP            COM              494368103     3661    51550 SH       SOLE                    51550        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060u100     5886   106650 SH       SOLE                   106650        0        0
MEDTRONIC INC                  COM              585055106     1230    37000 SH       SOLE                    37000        0        0
MERCK & CO INC NEW             COM              58933y105     2728    83424 SH       SOLE                    83424        0        0
NABORS INDUSTRIES LTD          SHS              g6359f103      700    57100 SH       SOLE                    57100        0        0
NEWS CORP                      CL B             65248e203      407    26100 SH       SOLE                    26100        0        0
PFIZER INC                     COM              717081103     1068    60427 SH       SOLE                    60427        0        0
PROSHARES TR                   REAL EST NEW     74347x583      226    13000 SH       SOLE                    13000        0        0
PROSHARES TR                   PSHS ULSHRUS2000 74348a202      315     5400 SH       SOLE                     5400        0        0
ROWAN COS INC                  COM              779382100      226     7500 SH       SOLE                     7500        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     3923    67050 SH       SOLE                    67050        0        0
TECO ENERGY INC                COM              872375100     1772   103450 SH       SOLE                   103450        0        0
TEMPLETON DRAGON FD INC        COM              88018T101      253    10450 SH       SOLE                    10450        0        0
TRANSCANADA CORP               COM              89353d107      506    12500 SH       SOLE                    12500        0        0
UNITEDHEALTH GROUP INC         COM              91324p102     1312    28450 SH       SOLE                    28450        0        0
VALERO ENERGY CORP NEW         COM              91913y100     1124    63200 SH       SOLE                    63200        0        0
WAL MART STORES INC            COM              931142103     1943    37440 SH       SOLE                    37440        0        0
WISDOMTREE TRUST               JP TOTAL DIVID   97717w851      586    18020 SH       SOLE                    18020        0        0